                       Supplement dated November 14, 2005
                    To the Prospectuses dated May 1, 2005 for

                      LifeStages(R) Access Variable Annuity
                      LifeStages(R) Elite Variable Annuity
                    LifeStages(R) Essentials Variable Annuity
                 LifeStages(R) Flexible Premium Variable Annuity
                   LifeStages(R) Premium Plus Variable Annuity
                 LifeStages(R) Premium Plus II Variable Annuity
                LifeStages(R) Premium Plus Elite Variable Annuity
                      LifeStages(R) Select Variable Annuity
                         LifeStages(R) Variable Annuity

                                  Investing in
                   NYLIAC Variable Annuity Separate Account-I
                   NYLIAC Variable Annuity Separate Account-II
                NYLIAC Variable Annuity Separate Account-III and
                   NYLIAC Variable Annuity Separate Account-IV

This supplement amends the prospectuses for the LifeStages(R)Access Variable Annuity, LifeStages(R) Elite Variable Annuity, LifeStages(R) Essentials Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity, LifeStages(R) Premium Plus Variable Annuity, LifeStages(R) Premium Plus II Variable Annuity, LifeStages(R) Premium Plus Elite Variable Annuity, LifeStages(R) Select Variable Annuity, and LifeStages(R) Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.

The purpose of this supplement is to: (i) disclose the terms under which the policies will be issued as a Savings Incentive Match Plan for Employees Individual Retirement Annuity ("SIMPLE IRA") qualified under Section 408(p) of the Internal Revenue Code of 1986 as amended ("Code"); (ii) lower the maximum issue age of the Owner/Annuitant for both Qualified and Non-Qualified policies;
(iii) disclose sub-adviser and name changes for the MainStay VP Growth Portfolio; (iv) amend the maximum loan amount available; and (v) add Illinois to the list of states that offer a single premium version of LifeStages(R) Premium Plus Elite policies.


I.   SIMPLE IRA
     ----------

     The main differences between the policies described in the prospectuses dated May 1, 2005, and the policies issued as SIMPLE IRAs are that the policies issued as SIMPLE IRAs will accept only:

          1. a cash contribution made by an employer on your behalf under a qualified salary reduction arrangement within the meaning of Code
               Section 408(p)(2) (which includes both matching and non-elective employer contributions), and

          2. a rollover contribution or a transfer of assets from another of your SIMPLE IRAs.

     In addition, if you have attained age 50 or over before the end of the SIMPLE IRA plan year and you have made the maximum allowable elective deferrals, you may make additional contributions as provided under Code
     Section 414(v) and the regulations thereunder.

     No other contributions will be accepted.

     Keeping this in mind, please note that the prospectuses for the policies issued as SIMPLE IRAs are modified as follows:


     A.   QUESTIONS AND ANSWERS
          ---------------------

          1. For LifeStages(R) Access Variable Annuity, LifeStages(R) Elite Variable Annuity, LifeStages(R) Essentials Variable Annuity, LifeStages(R) Premium Plus Variable Annuity, LifeStages(R) Premium Plus II Variable Annuity, LifeStages(R) Premium Plus Elite Variable Annuity and LifeStages(R) Variable Annuity policies, delete the first sentence in the response to the question "What are the minimum initial and maximum additional premium payments?" and replace it with the following:

                    "Unless we permit otherwise, the minimum initial premium for SIMPLE IRAs is $4,000."

          2. For LifeStages(R) Flexible Premium Variable Annuity policies, add the following to the response to the question "What are the minimum initial and maximum additional premium payments?"

                    "(e) For SIMPLE IRAs, $4,000 initial premium payment and, if part of a pre-authorized billing arrangement, an additional $50 per month."

     B.   THE POLICIES - Qualified and Non-Qualified Policies
          ---------------------------------------------------

          Delete the third paragraph of this section and replace it with the following:

                    "(2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including: Roth IRAs, Inherited IRAs, SEPs and SIMPLE IRAs."

     C.   THE POLICIES - Riders

          For LifeStages(R) Elite Variable Annuity, LifeStages(R) Essentials Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity, LifeStages(R) Premium Plus Variable Annuity, LifeStages(R) Premium Plus II Variable Annuity, LifeStages(R) Premium Plus Elite Variable Annuity, LifeStages(R) Select Variable Annuity, and LifeStages(R) Variable Annuity policies, delete the first sentence in this section and replace with the following:

                    "We include two riders under the policy at no additional charge: an Unemployment Benefit Rider, for Non-Qualified, IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies and a Living Needs Benefit Rider, for all types of policies."

     D.   THE POLICIES - Riders - (b) Unemployment Benefit Rider
          ------------------------------------------------------

          For LifeStages(R) Elite Variable Annuity, LifeStages(R) Essentials Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity, LifeStages(R) Premium Plus Variable Annuity, LifeStages(R) Premium Plus II Variable Annuity, LifeStages(R) Premium Plus Elite Variable Annuity, LifeStages(R) Select Variable Annuity, and LifeStages(R) Variable Annuity policies, delete the first sentence in this section and replace it with the following:

                    "For all Non-Qualified, IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges."

     E.   THE POLICIES - Riders - (c) Investment Protection Plan Rider
          ------------------------------------------------------------

          For LifeStages(R) Elite Variable Annuity, LifeStages(R) Essentials Variable Annuity, LifeStages(R) Premium Plus Variable Annuity, LifeStages(R) Premium Plus II Variable Annuity, LifeStages(R) Premium Plus Elite Variable Annuity and LifeStages(R) Variable Annuity policies, delete the second sentence of the sixth paragraph in this section and replace it with the following:

                    "The rider is also available on IRA, SEP IRA and SIMPLE IRA policies if the policyowner is 65 or younger on the date the rider takes effect."

     F.   THE POLICIES - Policy Application and Premium Payments
          ------------------------------------------------------

          1. For LifeStages(R) Elite Variable Annuity, LifeStages(R) Essentials Variable Annuity, LifeStages(R) Premium Plus Variable Annuity, LifeStages(R) Premium Plus II Variable Annuity, LifeStages(R) Premium Plus Elite Variable Annuity and LifeStages(R) Variable Annuity policies, delete the first sentence in the fourth paragraph of this section and replace it with the following:

                    "Unless we permit otherwise, the minimum initial premium for SIMPLE IRAs is $4,000."

          2. For LifeStages(R) Access Variable Annuity policies, delete the first sentence in the fifth paragraph of this section and replace it with the following:

                    "Unless we permit otherwise, the minimum initial premium for SIMPLE IRAs is $4,000."

          3. For LifeStages(R)Flexible Premium Variable Annuity policies, add the following at the end of the fourth paragraph of this section:

                    "(e) for SIMPLE IRAs, $4,000 initial premium payment and, if part of a pre-authorized billing arrangement, an additional $50 per month."

     G.   DISTRIBUTIONS UNDER THE POLICY - Surrenders and Withdrawals
          -----------------------------------------------------------

          Delete the third paragraph in this section and replace it with the following:

                    "Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals (the penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA within the first two years of your participation in the SIMPLE IRA plan). (See "FEDERAL TAX MATTERS - Taxation of Annuities in General.")"

     H.   FEDERAL TAX MATTERS - Qualified Policies
          ----------------------------------------

          Add the following at the end of this section:

                    "SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2005 (after 2005, adjusted for cost-of-living increases in accordance with the Code).

                    Employees who attain age 50 or over by the end of the calendar year may also elect to make an additional catch-up contribution of $2,000 for 2005 ($2,500 for 2006 and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the SIMPLE IRA plan."


II.  Lower Maximum Issue Age
     -----------------------

     A. For LifeStages(R) Elite Variable Annuity, LifeStages(R) Essentials Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity, LifeStages(R) Select Variable Annuity and LifeStages(R) Variable Annuity policies, the Section of the Prospectus entitled "THE POLICIES - Issue Ages," is deleted in its entirety and replaced with the following:

                    "We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 85, unless We agree otherwise.

                    "For IRA, Roth IRA, SIMPLE IRA, TSA and SEP Plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 75 (0-75 for Inherited IRAs). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 85, unless otherwise limited by the terms of a particular plan or unless We agree otherwise."

     B. For LifeStages(R) Premium Plus Variable Annuity, LifeStages(R) Premium Plus II Variable Annuity and LifeStages(R) Premium Plus Elite Variable Annuity policies, the Section of the Prospectus entitled "THE POLICIES - Issue Ages," is deleted in its entirety and replaced with the following:

                    "We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 80, unless We agree otherwise.

                    "For IRA, Roth IRA, SIMPLE IRA, TSA and SEP Plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 75 (0-75 for Inherited IRAs). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan or unless We agree otherwise."

     C. For LifeStages(R)Access Variable Annuity policies, the Section of the Prospectus entitled "THE POLICIES - Issue Ages," is deleted in its entirety and replaced with the following:

                    "We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 80 (some states may have lower age limits). We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 90, unless We agree otherwise.

                    "For IRA, Roth IRA, SIMPLE IRA, TSA and SEP Plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 80 (0-80 for Inherited IRAs). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 85, unless otherwise limited by the terms of a particular plan or unless We agree otherwise."


III. MainStay VP Growth Portfolio Subadviser and Name Changes
     --------------------------------------------------------

     A. In the table in the section entitled "NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION AND THE SEPARATE ACCOUNT - The Portfolios," delete "Subadviser: Eagle Asset Management, Inc." and replace with "Subadviser: Winslow Capital Management Inc."

     B. Effective November 11, 2005, all references in the prospectus to "MainStay VP Growth" should be deleted and replaced by "MainStay VP Large Cap Growth."


IV. Loans
    -----

For LifeStages(R) Essentials Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity, LifeStages(R) Premium Plus Variable Annuity, LifeStages(R) Premium Plus II Variable Annuity, LifeStages(R) Select Variable Annuity and LifeStages(R) Variable Annuity policies, the sixth sentence in the first paragraph in the Section of the Prospectus entitled "DISTRIBUTIONS UNDER THE POLICY - Loans," is deleted in its entirety and replaced with the following:

          "The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000 minus your highest outstanding principal loan balance in the previous 12 months from this policy and any other qualified plan maintained by your employer."


V.   Single Premium Version of LifeStages(R)Premium Plus Elite Now Available
     -----------------------------------------------------------------------
     in Illinois
     -----------

For LifeStages(R) Premium Plus Elite Variable Annuity, the first sentence of Appendix I to the prospectus is deleted in its entirety and replaced with the following:

          "NYLIAC offers an individual single premium version of the LifeStages(R)Premium Plus Elite Variable Annuity in the following states: Alabama, Illinois, Kentucky, Maryland, Massachusetts, New Jersey, New York, Oregon, South Carolina, Utah and Washington."


Not all policies are available in all jurisdictions. Ask your registered representative about policy availability.


                            -------------------------
                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010

                       Supplement dated November 14, 2005
                    To the Prospectuses dated May 1, 2005 for

                         MainStay Elite Variable Annuity
                         MainStay Plus Variable Annuity
                        MainStay Plus II Variable Annuity
                     MainStay Premium Plus Variable Annuity
                    MainStay Premium Plus II Variable Annuity
                        MainStay Select Variable Annuity

                                  Investing in
                NYLIAC Variable Annuity Separate Account-III and
                   NYLIAC Variable Annuity Separate Account-IV

This supplement amends the prospectuses for the MainStay Elite Variable Annuity, MainStay Plus Variable Annuity, MainStay Plus II Variable Annuity, MainStay Premium Plus Variable Annuity, MainStay Premium Plus II Variable Annuity, and MainStay Select Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.

The purpose of this supplement is to: (i) lower the maximum issue age of the policy Owner/Annuitant, (ii) disclose subadviser and name changes for the MainStay VP Growth Portfolio, and (iii) amend the maximum loan amount available.

I. Lower Maximum Issue Age
   -----------------------

     A. For MainStay Elite Variable Annuity, MainStay Plus Variable Annuity, MainStay Plus II Variable Annuity, and MainStay Select Variable Annuity policies, the Section of the Prospectus entitled "THE POLICIES
          - Issue Ages," is deleted in its entirety and replaced with the following:

               "We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 85, unless We agree otherwise.

               "For Qualified Policies (IRA, Roth IRA, TSA and SEP Plans), you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 75 (0-75 for Inherited IRAs). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 85, unless otherwise limited by the terms of a particular plan or unless We agree otherwise."

     B. For MainStay Premium Plus Variable Annuity and MainStay Premium Plus II Variable Annuity policies, the Section of the Prospectus entitled "THE

          POLICIES - Issue Ages," is deleted in its entirety and replaced with the following:

               "We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 80, unless We agree otherwise.

               "For Qualified Policies (IRA, Roth IRA, TSA and SEP Plans), you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 75 (0-75 for Inherited IRAs). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan or unless We agree otherwise."

II. MainStay VP Growth Portfolio Subadviser and Name Changes
    --------------------------------------------------------

     1. In the table in the section entitled "NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION AND THE SEPARATE ACCOUNT - The Portfolios," delete "Subadviser: Eagle Asset Management, Inc." and replace with "Subadviser: Winslow Capital Management Inc."

     2. Effective November 11, 2005, all references in the prospectus to the "MainStay VP Growth" should be deleted and replaced by "MainStay VP Large Cap Growth."

III. Loans
     -----

For MainStay Plus Variable Annuity, MainStay Plus II Variable Annuity, MainStay Premium Plus Variable Annuity, MainStay Premium Plus II Variable Annuity, and MainStay Select Variable Annuity policies, the sixth sentence in the first paragraph in the Section of the Prospectus entitled "DISTRIBUTIONS UNDER THE POLICY - Loans," is deleted in its entirety and replaced with the following:

     "The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000 minus your highest outstanding principal loan balance in the previous 12 months from this policy and any other qualified plan maintained by your employer."


                           ---------------------------
                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010

                       Supplement dated November 14, 2005
                     To the Prospectus dated May 1, 2005 for

                      AmSouth Premium Plus Variable Annuity
                    AmSouth Premium Plus II Variable Annuity

                                  Investing in
                  NYLIAC Variable Annuity Separate Account-III

This supplement amends the Prospectus for the AmSouth Premium Plus Variable Annuity and AmSouth Premium Plus II Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus. All capitalized terms have the same meaning as those included in the prospectus.

The purpose of this supplement is to: (i) lower the maximum issue age of the policy Owner/Annuitant, (ii) disclose subadviser and name changes for the MainStay VP Growth Portfolio, and (iii) amend the maximum loan amount available.

I. Lower Maximum Issue Age
   -----------------------

     The Section of the Prospectus entitled "THE POLICIES - Issue Ages," is deleted in its entirety and replaced with the following text:

          "We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 80, unless We agree otherwise.

          "For Qualified Policies (IRA, Roth IRA, TSA, and SEP Plans), you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 75 (0-75 for Inherited
          IRAs). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan or unless We agree otherwise."

II. MainStay VP Growth Portfolio Subadviser and Name Changes
    --------------------------------------------------------

     1. In the table in the section entitled "NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION AND THE SEPARATE ACCOUNT - The Portfolios," delete "Subadviser: Eagle Asset Management, Inc." and replace with "Subadviser: Winslow Capital Management Inc."

     2. Effective November 11, 2005, all references in the prospectus to the "MainStay VP Growth" should be deleted and replaced by "MainStay VP Large Cap Growth."

III. Loans
     -----

The sixth sentence in the first paragraph in the Section of the Prospectus entitled "DISTRIBUTIONS UNDER THE POLICY - Loans," is deleted in its entirety and replaced with the following:

     "The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000 minus your highest outstanding principal loan balance in the previous 12 months from this policy and any other qualified plan maintained by your employer."


                           ---------------------------
                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010


                                       2